EQUITY INVESTMENTS - Schedule and Narrative (Details) CAD in Millions, $ in Millions				1 Months Ended	12 Months Ended
	May 01, 2016 USD ($)	Mar. 31, 2016 CAD	Mar. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2015
Equity Investments
Income/(Loss) from Equity Investments					CAD 514	CAD 440	CAD 522
Equity Investments				CAD 6,214	6,544	6,214
Distributions received from equity investments					1,571	802	738
Returns of capital					727	9	12
Undistributed earnings						198	551
Contributions made to equity investments					CAD 765	CAD 493	256
Northern Border
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets | $								$ 116	$ 117
Iroquois
Equity Investments
Ownership interest (percent)	50.00%	49.35%	49.35%
Additional ownership acquired (percent)	0.65%	4.87%	4.87%
Contributions made to equity investments | $	$ 7		$ 54
Bruce Power
Equity Investments
Ownership interest (percent)				48.50%	48.50%	48.50%		48.50%	48.50%
Difference between the carrying value of the investment and the underlying equity in the net assets				CAD 973	CAD 942	CAD 973
Bruce A
Equity Investments
Ownership interest (percent)				48.90%		48.90%			48.90%	48.90%
Bruce B
Equity Investments
Ownership interest (percent)				46.50%		46.50%			46.50%	31.60%
Additional ownership acquired (percent)				14.89%		14.89%			14.89%
Contributions made to equity investments				CAD 236
Canadian Natural Gas Pipelines | TQM
Equity Investments
Ownership interest (percent)					50.00%			50.00%
Income/(Loss) from Equity Investments					CAD 12	CAD 12	12
Equity Investments				72	CAD 71	72
U.S. Natural Gas Pipelines | Northern Border
Equity Investments
Ownership interest (percent)					50.00%			50.00%
Income/(Loss) from Equity Investments					CAD 92	85	76
Equity Investments				CAD 664	CAD 597	CAD 664
U.S. Natural Gas Pipelines | Iroquois
Equity Investments
Ownership interest (percent)				44.50%	50.00%	44.50%		50.00%	44.50%
Income/(Loss) from Equity Investments					CAD 54	CAD 51	43
Equity Investments				CAD 238	CAD 309	238
Additional ownership acquired (percent)	0.65%	4.87%	4.87%
U.S. Natural Gas Pipelines | Millennium
Equity Investments
Ownership interest (percent)					47.50%			47.50%
Income/(Loss) from Equity Investments					CAD 33
Equity Investments					CAD 295
U.S. Natural Gas Pipelines | Pennant Midstream
Equity Investments
Ownership interest (percent)					47.00%			47.00%
Income/(Loss) from Equity Investments					CAD 6
Equity Investments					246
U.S. Natural Gas Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments					29	26	24
Equity Investments				31	93	31
Mexico Natural Gas Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments						5	8
Equity Investments				42	CAD 28	42
Mexico Natural Gas Pipelines | Sur de Texas
Equity Investments
Ownership interest (percent)					60.00%			60.00%
Income/(Loss) from Equity Investments					CAD (3)
Equity Investments					255
Liquids Pipelines | Other
Equity Investments
Income/(Loss) from Equity Investments					0	0	0
Equity Investments				16	CAD 39	16
Liquids Pipelines | Grand Rapids
Equity Investments
Ownership interest (percent)					50.00%			50.00%
Income/(Loss) from Equity Investments					CAD (1)	0	0
Equity Investments				542	876	542
Energy | Other
Equity Investments
Income/(Loss) from Equity Investments					3	5	1
Equity Investments				67	CAD 66	67
Energy | Bruce Power
Equity Investments
Ownership interest (percent)					48.50%			48.50%
Income/(Loss) from Equity Investments					CAD 293	249	314
Equity Investments				4,200	CAD 3,356	4,200
Energy | Portlands Energy
Equity Investments
Ownership interest (percent)					50.00%			50.00%
Income/(Loss) from Equity Investments					CAD 33	30	36
Equity Investments				321	CAD 313	321
Energy | ASTC Power Partnership
Equity Investments
Ownership interest (percent)					50.00%			50.00%
Income/(Loss) from Equity Investments					CAD (37)	(23)	CAD 8
Equity Investments				CAD 21		CAD 21
Energy | Sundance B PPA
Equity Investments
Asset impairment charges		CAD 29
Asset impairment charge, after tax		CAD 21